Average Annual Total Returns - BALLAST SMALL/MID CAP ETF			12 Months Ended	60 Months Ended	61 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.08%	11.40%	12.62%
Performance Inception Date		Dec. 02, 2020
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.00%	11.23%	12.46%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	9.07%	10.10%
S&P 500® Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.74%
Russell 2500® Value Index (reflects no deductions for fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		12.73%	10.02%	10.95%

[1]	The S&P 500® Index is a widely recognized unmanaged market capitalization weighted index of 500 leading publicly traded companies in the U.S. and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[2]	The Russell 2500® Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than are found in the Fund’s portfolio. The index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. The index represents the smallest 2500 stocks of the Russell 3000® Index, which tracks the performance of the largest 3,000 U.S.-traded stocks. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.